AerCap Transaction (Details 2) (USD $)	0 Months Ended
	May 14, 2014	May 13, 2014
ILFC
Allocation of the purchase price of the AerCap Transaction
Cash and cash equivalents, including restricted cash	$ 2,958,809,000
Prepayments on flight equipment	3,176,322,000
Accrued maintenance liability	(2,575,118,000)
Debt	(24,339,842,000)
Other assets and liabilities	(853,834,000)
Non-controlling interest	(77,047,000)
Estimate of fair value of net assets acquired	6,899,547,000
Consideration transferred	6,957,641,000
Goodwill	58,094,000
ILFC | Maintenance rights intangible and lease premium
Allocation of the purchase price of the AerCap Transaction
Intangibles	4,082,029,000
ILFC | Other intangible assets
Allocation of the purchase price of the AerCap Transaction
Intangibles	489,805,000
ILFC | Amounts Initially Recognized and Reported
Allocation of the purchase price of the AerCap Transaction
Cash and cash equivalents, including restricted cash	2,958,809,000
Prepayments on flight equipment	3,166,788,000
Accrued maintenance liability	(2,688,438,000)
Debt	(24,339,842,000)
Other assets and liabilities	(775,990,000)
Non-controlling interest	(77,047,000)
Estimate of fair value of net assets acquired	6,937,092,000
Consideration transferred	6,957,641,000
Goodwill	20,549,000
Restricted cash acquired	800,000,000
ILFC | Amounts Initially Recognized and Reported | Maintenance rights intangible and lease premium
Allocation of the purchase price of the AerCap Transaction
Intangibles	4,263,076,000
ILFC | Amounts Initially Recognized and Reported | Maintenance rights intangible
Allocation of the purchase price of the AerCap Transaction
Intangibles	4,000,000,000
ILFC | Amounts Initially Recognized and Reported | Other intangible assets
Allocation of the purchase price of the AerCap Transaction
Intangibles	440,093,000
ILFC | Measurement Period Adjustments
Allocation of the purchase price of the AerCap Transaction
Prepayments on flight equipment	9,534,000
Accrued maintenance liability	113,320,000
Other assets and liabilities	(77,844,000)
Estimate of fair value of net assets acquired	(37,545,000)
Goodwill	37,545,000
ILFC | Measurement Period Adjustments | Maintenance rights intangible and lease premium
Allocation of the purchase price of the AerCap Transaction
Intangibles	(181,047,000)
ILFC | Measurement Period Adjustments | Other intangible assets
Allocation of the purchase price of the AerCap Transaction
Intangibles	49,712,000
ILFC | Flight Equipment | Held for operating leases
Allocation of the purchase price of the AerCap Transaction
Property, net	24,038,423,000
ILFC | Flight Equipment | Held for operating leases | Amounts Initially Recognized and Reported
Allocation of the purchase price of the AerCap Transaction
Property, net	23,989,643,000
ILFC | Flight Equipment | Held for operating leases | Measurement Period Adjustments
Allocation of the purchase price of the AerCap Transaction
Property, net	48,780,000
AIG | Predecessor
Special distribution paid to AIG
Special distribution paid		600,000,000
AIG | ILFC | AerCap
Consideration transferred to effect the AerCap Transaction
Cash consideration	2,400,000,000
Consideration transferred	6,957,641,000
AIG | ILFC | Common Stock | AerCap
Consideration transferred to effect the AerCap Transaction
Stock-based consideration	4,545,366,000
Newly-issued common shares (in shares)	97,560,976
Closing share price (in dollars per share)	$ 46.59
AIG | ILFC | Stock compensation | AerCap
Consideration transferred to effect the AerCap Transaction
Stock-based consideration	$ 12,275,000